Property, plant and equipment - Disclosure of sensitivity of gas assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
New York
Disclosure of operating segments [line items]
UELs limited to 2050, impact on depreciation expense	£ 277	£ 235
UELs limited to 2060, impact on depreciation expense	130	110
UELs limited to 2070, impact on depreciation expense	64	54
New England
Disclosure of operating segments [line items]
UELs limited to 2050, impact on depreciation expense	90	78
UELs limited to 2060, impact on depreciation expense	37	32
UELs limited to 2070, impact on depreciation expense	£ 11	£ 9